RISK MANAGEMENT - Liquidity risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 16,766,645	$ 13,469,768
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	11,509,695	9,284,616
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,572,720	4,030,595
Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,058,631	2,145,763
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,567,533	1,908,014
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	14,103,526	10,953,748
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	7,654,716	6,461,637
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,994,515	3,580,936
Later than one day and not later than seven days [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,656,389	1,665,301
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,608,683	902,572
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,290,233	2,928,936
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,681,592	2,946,224
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,573,415	893,612
Not later than one month [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,314,672	687,963
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	809,740	560,871
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(17,219,591)	(16,891,633)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(10,698,827)	(11,199,262)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(6,216,132)	(5,667,658)
Later than one month and not later than three months [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(3,211,668)	(2,909,334)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	$ (472,992)	$ (649,409)